Summary of Significant Accounting Policies (Details) - Schedule of accounts receivable and contract assets, net - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of accounts receivable and contract assets, net [Abstract]
Accounts receivable	¥ 408,961	¥ 418,266
Contract Assets (See Note 2(q))	659,788	455,630
Allowance for doubtful accounts	(15,361)	(28,025)
Accounts receivable and Contract Assets, net	¥ 1,053,388	¥ 845,871